Income and Mining Tax Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Current income and mining taxes	$ (165.1)	$ (353.9)	$ (344.5)
Deferred income and mining taxes	59.4	(5.5)	(40.0)
Income and mining tax expense	(105.7)	(359.4)	(384.5)
South Africa
Income Taxes [Line Items]
Current income and mining taxes	(16.1)	(14.5)	(16.4)
Deferred income and mining taxes	14.2	24.2	5.5
Ghana
Income Taxes [Line Items]
Current income and mining taxes	(40.6)	(170.6)	(180.5)
Deferred income and mining taxes	68.3	(36.8)	(12.0)
Australia
Income Taxes [Line Items]
Current income and mining taxes	(42.1)	(64.1)	(35.9)
Deferred income and mining taxes	1.0	(4.8)	(51.3)
Peru
Income Taxes [Line Items]
Current income and mining taxes	(66.3)	(104.7)	(111.7)
Deferred income and mining taxes	$ (24.1)	$ 11.9	$ 17.8